Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 6,943	$ 1,353	$ 811
Interest on revolving credit facility	0	0	396
Amortization of debt issuance costs	265	72	0
Arrangement fees on undrawn facilities	0	0	246
Other	27	35	10
Total	7,235	1,460	1,463
Interest and Finance Costs - Related Party [Abstract]
Convertible notes amortization of debt discount	1,163	334	0
Gain on extinguishment of convertible notes	0	(200)	0
Total	2,616	399	0
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	155	0	0
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	1,298	265	0
Convertible notes amortization of debt discount	1,163	334	0
Gain on extinguishment of convertible notes	$ 0	$ (200)	$ 0